Related Parties - Schedule of Related Parties (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2025	Jun. 30, 2024
Schedule of Related Parties [Line Items]
Assets		R$ 2,822	R$ 2,968
Liabilities		8,401	9,275
Management [Member]
Schedule of Related Parties [Line Items]
Assets		1,380	1,233
Liabilities
Compensation plans [Member]
Schedule of Related Parties [Line Items]
Assets		1,380	1,233
Liabilities
Cresca [Member]
Schedule of Related Parties [Line Items]
Assets	[1]		129
Liabilities	[1]		1,611
Cresud [Member]
Schedule of Related Parties [Line Items]
Assets	[2]	991	1,170
Liabilities	[2]	2,694	1,859
Helmir S.A. [Member]
Schedule of Related Parties [Line Items]
Assets	[3]	451	436
Liabilities	[3]	5,707	5,805
Other [Member]
Schedule of Related Parties [Line Items]
Assets		1,442	1,735
Liabilities		R$ 8,401	R$ 9,275

[1]	Acquisition of biological assets and other fixed assets by Palmeiras, during the spin-off of Cresca.
[2]	Expenses mainly refer to the implementation, development, and maintenance of systems.
[3]	During the process of acquisition of the subsidiaries in Bolivia, the parties entered into an agreement to maintain the blocked contingency amount, aiming to protect the Company.